Commitments and Contingencies - Operating leases, purchase, and capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating lease commitments
Rental expense of operating lease	$ 13,700	$ 24,500	$ 28,300
Operating leases commitments
Total	46,052
Less than One Year	14,655
One to Three Years	22,079
Three to Five Years	9,318
Purchase commitments
Total	497,797
Less than One Year	463,947
One to Three Years	33,678
Three to Five Years	172
Capital commitments
Total	12,237
Less than One Year	12,128
One to Three Years	109
Agreement for the construction of a new office building in Zhongguancun Software Park, Haidian District, Beijing
Purchase commitments
Amount paid as of balance sheet date	$ 4,700